THE SARATOGA ADVANTAGE TRUST
                          ----------------------------


SUPPLEMENT DATED OCTOBER 9, 2003 TO THE CLASS B SHARES PROSPECTUS DATED JANUARY 1, 2003 AS SUPPLEMENTED ON SEPTEMBER 5, 2003 OF THE SARATOGA ADVANTAGE TRUST.


Reference is made to the section entitled "U.S. GOVERNMENT MONEY MARKET PORTFOLIO, THE ADVISER" located on page 1 of the prospectus. The information under this section is deleted in its entirety and replaced with the following:

                  The Portfolio is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"). All investment decisions for the Portfolio are made by Reich & Tang's investment committee.


Reference is made to the section entitled "ADVISERS" located on page 56 of this prospectus. The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

                  Reich & Tang Asset Management, LLC ("Reich & Tang"), a registered investment adviser located at 600 Fifth Avenue, 8th Floor, New York, NY 10020, serves as the Adviser to the U.S. Government Money Market Portfolio. Reich & Tang has been an investment adviser since 1970 and advises pension trusts, profit-sharing trusts and endowments. As of September 2003, Reich & Tang had approximately $14 billion in assets under management.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          THE SARATOGA ADVANTAGE TRUST
                          ----------------------------


SUPPLEMENT DATED OCTOBER 9, 2003 TO THE CLASS C SHARES PROSPECTUS DATED JANUARY 1, 2003 AS SUPPLEMENTED ON SEPTEMBER 5, 2003 OF THE SARATOGA ADVANTAGE TRUST.


Reference is made to the section entitled "U.S. GOVERNMENT MONEY MARKET PORTFOLIO, THE ADVISER" located on page 1 of the prospectus. The information under this section is deleted in its entirety and replaced with the following:

                  The Portfolio is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"). All investment decisions for the Portfolio are made by Reich & Tang's investment committee.


Reference is made to the section entitled "ADVISERS" located on page 58 of this prospectus. The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

                  Reich & Tang Asset Management, LLC ("Reich & Tang"), a registered investment adviser located at 600 Fifth Avenue, 8th Floor, New York, NY 10020, serves as the Adviser to the U.S. Government Money Market Portfolio. Reich & Tang has been an investment adviser since 1970 and advises pension trusts, profit-sharing trusts and endowments. As of September 2003, Reich & Tang had approximately $14 billion in assets under management.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          THE SARATOGA ADVANTAGE TRUST
                          ----------------------------


SUPPLEMENT DATED OCTOBER 9, 2003 TO THE CLASS I SHARES PROSPECTUS DATED JANUARY 1, 2003 AS SUPPLEMENTED ON SEPTEMBER 5, 2003 OF THE SARATOGA ADVANTAGE TRUST.


Reference is made to the section entitled "U.S. GOVERNMENT MONEY MARKET PORTFOLIO, THE ADVISER" located on page 1 of the prospectus. The information under this section is deleted in its entirety and replaced with the following:

                  The Portfolio is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"). All investment decisions for the Portfolio are made by Reich & Tang's investment committee.


Reference is made to the section entitled "ADVISERS" located on page 56 of this prospectus. The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

                  Reich & Tang Asset Management, LLC ("Reich & Tang"), a registered investment adviser located at 600 Fifth Avenue, 8th Floor, New York, NY 10020, serves as the Adviser to the U.S. Government Money Market Portfolio. Reich & Tang has been an investment adviser since 1970 and advises pension trusts, profit-sharing trusts and endowments. As of September 2003, Reich & Tang had approximately $14 billion in assets under management.








               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.